Exchange Traded Concepts Trust II

Prospectus

August 28, 2014

Horizons S&P 500® Covered Call ETF Ticker Symbol: HSPX
Horizons S&P Financial Select Sector Covered Call ETF Ticker Symbol: HFIN
Horizons S&P Energy Select Sector Covered Call ETF Ticker Symbol: HENG

Principal Listing Exchange for the Funds: NYSE Arca, Inc.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds are not individually redeemable and may trade at prices that differ from the Funds’ net asset value per share.

About This Prospectus

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

Horizons S&P 500® Covered Call ETF (the “S&P 500 Covered Call ETF” or “Fund”)

Investment Objective

The S&P 500 Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Stock Covered Call Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and Service (12b-1) Fees1	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

1
The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the “Board”) has determined that no such payments will be made during the 12 months of operation from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees will not be recoverable during any subsequent period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period June 24, 2013 (commencement of operations) through April 30, 2014, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P 500 Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of June 30, 2014, the S&P 500 Index included common stocks of 500 companies with a market capitalization range of between approximately $3.1 billion and $560 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”).  S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk.  By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Real Estate Investment Trust (“REIT”) Risk. As of the date of this Prospectus, the Reference Index includes REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance Information

The Fund commenced operations on June 24, 2013 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Horizons ETFs Management (USA) LLC serves as Sub-Adviser to the Fund.

Portfolio Manager

Steven Hawkins is a Portfolio Manager at Horizons ETFs Management (USA) LLC and has served as a Portfolio Manager of the Fund since its inception. Nicolas Piquard is also a Portfolio Manager at Horizons ETFs Management (USA) LLC and has served as a Portfolio Manager of the Fund since 2014.

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 18 of the prospectus.

Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Select Sector ETF” or “Fund”)

Investment Objective

The Financial Select Sector ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Financial Select Sector Stock Covered Call Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and Service (12b-1) Fees1	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

1
The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the “Board”) has determined that no such payments will be made during the 12 months of operation from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees will not be recoverable during any subsequent period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period November 18, 2013 (commencement of operations) through April 30, 2014, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Financial Select Sector Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P Financial Select Sector Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a rules based, modified market capitalization weighted index that is designed to track the movements of public companies that are components of the S&P 500 Index and are classified in the GICS® sector, Financials. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. A wide array of diversified financial service firms are featured in this sector with business lines ranging from investment management to commercial and investment banking.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of June 30, 2014, the S&P Financial Select Sector Index included common stocks of 83 companies with a market capitalization range of between approximately $4.5 billion and $252 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”).  S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk.  By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Concentration and Financial Sector Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial sector is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Real Estate Investment Trust (“REIT”) Risk. As of the date of this Prospectus, the Reference Index includes REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

 Performance Information

The Fund commenced operations on November 18, 2013 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Horizons ETFs Management (USA) LLC serves as Sub-Adviser to the Fund.

Portfolio Manager

Steven Hawkins is a Portfolio Manager at Horizons ETFs Management (USA) LLC and has served as a Portfolio Manager of the Fund since its inception. Nicolas Piquard is also a Portfolio Manager at Horizons ETFs Management (USA) LLC and has served as a Portfolio Manager of the Fund since 2014.

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 18 of the prospectus.

Horizons S&P Energy Select Sector Covered Call ETF (the “Energy Select Sector ETF” or “Fund”)

Investment Objective

The Energy Select Sector ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Energy Select Sector Stock Covered Call Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and Service (12b-1) Fees1	0.00%
Other Expenses2	0.00%
Total Annual Fund Operating Expenses	0.70%

1
The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the “Board”) has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.

2	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus and therefore does not have a portfolio turnover rate to report for the fiscal year ended April 30, 2014.

Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Energy Select Sector Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P Energy Select Sector Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a rules based, modified market capitalization weighted index that is designed to track the movements of public companies that are components of the S&P 500 Index and are classified in the GICS® sector, Energy. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. Energy companies in this sector primarily develop and produce crude oil and natural gas, and provide drilling and other energy-related services.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of June 30, 2014, the S&P Energy Select Sector Index included common stocks of 45 companies with a market capitalization range of between approximately $3.4 billion and $432 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time to time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”).  S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk.  By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Concentration and Energy Sector Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Investment Advisers

Exchange Traded Concepts, LLC serves as the investment adviser to the Fund. Horizons ETFs Management (USA) LLC serves as Sub-Adviser to the Fund.

Portfolio Manager

Steven Hawkins is a Portfolio Manager at Horizons ETFs Management (USA) LLC and has served as a Portfolio Manager of the Fund since its inception. Nicolas Piquard is also a Portfolio Manager at Horizons ETFs Management (USA) LLC and has served as a Portfolio Manager of the Fund since 2014.

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchasing and Selling Shares, Taxes and Financial Intermediary Compensation” on page 18 of the prospectus.

Summary Information about Purchasing and Selling Shares,
Taxes and Financial Intermediary Compensation

Purchase and Sale of Shares

Individual Shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual Shares of the Funds throughout the trading day like any publicly traded security. Each Fund’s Shares are listed on the NYSE Arca. The price of a Fund’s Shares is based on market price, and because exchange-traded shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index. The S&P 500 Covered Call ETF issues and redeems Shares in blocks of at least 50,000 shares, while the Financial Select Sector ETF and Energy Select Sector ETF issues and redeems Shares in blocks of at least 25,000 shares. Except when aggregated in Creation Units, the Funds’ Shares are not redeemable securities.

Tax Information

The distributions made by the Funds are generally taxable, and will be taxed as ordinary income, qualified dividend income, or long-term capital gains, unless the recipients are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. A distribution may also include return of capital, although the Funds intend to take appropriate measures to minimize the return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Index/Trademark Licenses/Disclaimers

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Select Sector™ is a trademark of Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500®, S&P 500 Stock Covered Call™, S&P 500 Financial Select Sector Stock Covered Call™ and/or S&P 500 Energy Select Sector Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index, S&P 500 Financial Select Sector Stock Covered Call™ Index and/or S&P 500 Energy Select Sector Stock Covered Call™ Index (the “Indices”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The S&P 500 Covered Call ETF, the Financial Select Sector ETF and the Energy Select Sector ETF (collectively, the “ETFs”) are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”) or Merrill Lynch. Neither S&P Dow Jones Indices, CBOE nor Merrill Lynch make any representation or warranty, express or implied, to the owners of the ETFs or any member of the public regarding the advisability of investing in securities generally or in the ETFs particularly or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’, CBOE’s and Merrill Lynch’s only relationship to Horizons with respect to the Indices is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and Merrill Lynch. The IOPVs and Indices are determined, composed and calculated by S&P Dow Jones Indices, CBOE and/or Merrill Lynch, as the case may be, without regard to Horizons or the ETFs. S&P Dow Jones Indices, CBOE and Merrill Lynch have no obligation to take the needs of Horizons or the owners of the ETFs into consideration in determining, composing or calculating the IOPVs and Indices. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the determination of the prices, and amount of the ETFs or the timing of the issuance or sale of the ETFs or in the determination or calculation of the equation by which the ETFs is to be converted into cash. S&P Dow Jones Indices, CBOE and Merrill Lynch are not responsible for and have not participated in the issuance or sale of the ETFs, and have no obligation or liability in connection with the administration, marketing or trading of the ETFs. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices, CBOE and Merrill Lynch to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETFs currently being issued by Horizons, but which may be similar to and competitive with the ETFs. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Indices. It is possible that this trading activity will affect the value of the IOPVs, Indices and the ETFs.

S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORTFOLIO VALUE OR INDEX, OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETFS (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETFS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES, CBOE AND MERRILL LYNCH BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE, WITH RESPECT TO THE ETFS OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, MERRILL LYNCH AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Additional Principal Risk Information

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in each Fund’s summary along with additional risk information. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks

Market Risk. An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Equity Risk. Equity risk is the risk that the value of the long equity securities a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Passive Investment Risk. The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund's Underlying Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index, the Fund generally would not sell a security because the security's issuer was in financial trouble. If a specific security is removed from a Fund's Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security's current market value. An investment in a Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Shares will decline, more or less, in correspondence with any decline in value of the Fund's Underlying Index. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on a Fund. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Writing Covered Call Option Risk.  By writing covered call options in return for the receipt of premiums, a Fund will give up the opportunity to benefit from potential increases in the value of the securities in an Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Tracking Error Risk: Tracking error refers to the risk that the Sub-Adviser may not be able to cause a Fund's performance to match or correlate to that of a Fund's Underlying Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund's tracking error, such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than expected.

Non-Correlation Risk. A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to an Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of an Underlying Index. In addition, the performance of the Fund and an Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and an Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Concentration Risk. Each Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Market Capitalization Risk. Each Fund's Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, specifically, large-cap securities. As a result, a Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Sector Focus Risk (Financial Select Sector ETF and Energy Select Sector ETF). A Fund may invest a significant percentage of its assets in issuers in a single sector of the economy. To the extent the Fund has significant investment exposure to a sector, such exposure may present more risks than if the Fund’s investments were more broadly diversified. The specific risks for each of the sectors in which a Fund may focus its investments include the additional risks described below:

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Financial Services (Financial Select Sector ETF). Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial sector is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

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Energy (Energy Select Sector ETF). Energy companies develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, would adversely impact the Fund’s performance.

Real Estate Investment Trust (“REIT”) Risk (S&P 500 Covered Call ETF and Financial Select Sector ETF). As of the date of this Prospectus, the Reference Indices of the Funds include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of a Fund’s investment in REITs. Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

U.S. Federal Income Tax Risk. Each Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from a Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Non-Diversification Risk (Financial Select Sector ETF and Energy Select Sector ETF). Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund

Additional Investment Strategies

Each Fund, using an "indexing" investment approach, seeks to provide investment results that, before fees and expenses, correspond generally to the performance of its Underlying Index. Each Fund seeks correlation of 0.95 or better between its performance and the performance of its Underlying Index. A figure of 1.00 would represent perfect correlation. A number of factors may affect a Fund’s ability to achieve a high correlation with its Underlying Index, including the degree to which a Fund utilizes a sampling methodology. There can be no guarantee that a Fund will achieve a high degree of correlation.

The Sub-Adviser may sell securities that are represented in an Underlying Index or purchase securities not yet represented in an Underlying Index, in anticipation of their removal from or addition to an Underlying Index. There may also be instances in which the Sub-Adviser may choose to overweight securities in an Underlying Index or purchase or sell securities not in an Underlying Index which the Sub-Adviser believes are appropriate to substitute for certain securities in that Fund's Underlying Index or utilize various combinations of other available investment techniques in seeking to track an Underlying Index. Each Fund will not take defensive positions.

Each Fund may change its investment objective and Underlying Index without shareholder approval.

The Financial Select Sector ETF and the Energy Select Sector ETF have each adopted a policy to invest, under normal circumstances, at least 80% of their net assets (plus the amount of borrowings for investment purposes) in investments in the financial and energy sectors, respectively. Each Fund’s 80% investment policy may be changed without shareholder approval upon 60 days’ prior notice to shareholders.

Additional Risks

Trading Issues. Although Shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the NYSE Arca. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility.  While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Information Regarding the Underlying Indices

Each Underlying Index measures the performance of a hypothetical portfolio of equity securities that employs a covered call strategy in an attempt to generate more income (the additional option premium) than the equity portfolio would otherwise provide on its own from dividends or other distributions. Each Underlying Index consists of long positions in companies in a Reference Index and short call options that are written (sold) systematically on up to 100% of each of the option eligible securities in a Reference Index that meet, among others, the stock and option price criteria of an Underlying Index methodology. The Sub-Adviser’s strategy consists of holding an equity portfolio indexed to a Reference Index and writing (selling) covered call options on these equity securities indexed to the Underlying Index. Such options will generally be three quarters (3/4) of a standard deviation “out of the money,” as determined on the monthly option writing date of the Underlying Index. Options are written “out of the money,” meaning that the exercise (or “strike”) price of the call options are above the market price of each security,  to attempt to account for the volatility of individual securities in the Underlying Index. An Underlying Index provides a benchmark measure of the total return of this hypothetical portfolio.

The rules governing an Underlying Index’s methodology generally assume that covered call options are rolled before their expiration by repurchasing the current month’s call options and writing (selling) the determined next month’s call options. The covered call options are rolled monthly on the option expiration date (the “Roll Date”), meaning that the existing option position on a security is moved to another option position, with the next month’s expiration date and strike price. Call options that do not meet all roll criteria of the Underlying Index methodology will be held to expiry at which time the new option is evaluated to determine if it should be written subject to meeting, among others, the stock and option price criteria of the Underlying Index methodology. When no previous option position exists, the new option is written at the close on the “Roll Date,” subject to meeting, among others, the stock and option price criteria of the Underlying Index methodology. Strike prices on the options held by a Fund are adapted based on the prevailing volatility conditions of individual companies in an Underlying Index on the Roll Date. The higher the stock’s volatility, the further out of the money the hypothetical strike price on the option will be, and vice versa. Strike prices are determined based on the implied volatility of each constituent in an Underlying Index at the close on the business day prior to the Roll Date. This implied volatility determines approximately how far out of the money the option will be written.

The long positions of each Underlying Index are, in accordance with each Underlying Index’s methodology, indexed to the respective Reference Index, which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in each Underlying Index are rebalanced monthly as well as on an as-needed basis to account for corporate actions and market developments. The Underlying Index for the S&P 500 Covered Call ETF is float-adjusted market capitalization weighted. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The Underlying Indices for the Financial Select Sector ETF and Energy Select Sector ETF are each modified market capitalization weighted. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. Dividends paid on the equity securities of companies in a Reference Index and any option premium received are reinvested in the Underlying Indices.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information.

Fund Management

Exchange Traded Concepts, LLC or the Adviser, an Oklahoma limited liability company, is located at 2545 South Kelly Avenue, Suite C, Edmond, Oklahoma, 73013. The Adviser was formed in 2009 and provides investment advisory services to other exchange-traded funds.

The Adviser serves as investment adviser to the Funds and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Trust’s Board of Trustees (the “Board”) and officers. The Adviser, in consultation with the Sub-Adviser, also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services it provides to the Funds, the Funds pay the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of the average daily net assets of the Funds as follows:

Horizons S&P 500 Covered Call ETF	0.65%
Horizons S&P Financial Select Sector Covered Call ETF	0.70%
Horizons S&P Energy Select Sector Covered Call ETF	0.70%

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Horizons ETFs Management (USA) LLC (the “Sub-Adviser”), a Delaware limited liability company formed in 2012, is an investment adviser located at 1350 Avenue of the Americas, 33rd Floor, New York, New York, 10019. The Sub-Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly based on a percentage of the average daily net assets of each Fund.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Adviser and the Investment Sub-Advisory Agreement with the Sub-Adviser, with respect to the S&P 500 Covered Call ETF, is available in the Fund’s Semi-Annual Report for the period ended October 31, 2013 and, with respect to the Financial Select Sector ETF, the Annual Report for the period ended April 30, 2014.

Portfolio Managers

Steven Hawkins and Nicolas Piquard, Portfolio Managers with the Sub-Adviser, are primarily responsible for the day-to-day management of the Funds. Mr. Hawkins and Mr. Piquard have been with the Sub-Adviser since 2012 and 2013, respectively. Mr. Hawkins is a Senior Executive Vice-President, Chief Investment Officer and Secretary of Horizons ETFs Management (Canada) Inc., which he joined in 2007. Mr. Piquard is also a Vice President, Portfolio Manager and Options Strategist with Horizons ETFs Management (Canada) Inc., which he joined in 2013. Previously, Mr. Piquard was a Senior Trader and Associate Portfolio Manager with Highstreet Asset Management from 2012 to 2013, and before that, a Director of Equity Derivatives Trading with Scotia Capital from 2007 to 2011.

The Statement of Additional Information provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Shares.

Buying and Selling the Funds

Shares are listed for secondary trading on the NYSE Arca. When you buy or sell a Fund's Shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the Shares. A “Business Day” with respect to the Fund is any day on which the NYSE Arca is open for business. The NYSE Arca is generally open Monday through Friday and is closed weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per Share for the Funds is computed by dividing the value of the net assets of the Funds (i.e. the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of each Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the NYSE Arca (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Frequent Purchases and Redemptions of Shares

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly to a few institutional investors (“Authorized Participants”), and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to a Fund or its shareholders. In addition, frequent trading of Shares done by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Other Considerations

Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. However, the Board of Trustees has determined that no payments pursuant to the Distribution and Service Plan will be made during the twelve (12) months of operation from the date of this Prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Board of Trustees. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period. Because these fees would be paid out of each Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends, Distributions and Taxes

Fund Distributions

Each Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with the Fund’s equity call option activities calculated during each monthly dividend calculation period. Each Fund makes distributions of remaining net realized capital gains, if any, annually. Each Fund may also make distributions at other times in order to improve index tracking or to maintain its eligibility for treatment as a regulated investment company under the Code and to avoid the imposition of excise taxes. A distribution may also include return of capital, although the Funds intend to take appropriate measures to minimize the return of capital.

Dividend Reinvestment Service

Brokers may make available to their customers who own a Fund's Shares the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve greater correlation with the Underlying Index, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund's shareholders to adhere to specific procedures and timetables.

Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of Each Fund

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as a Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	Each Fund will distribute each year substantially all of its net investment income and net capital gains income.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

•
The income dividends you receive from the Funds will be taxed either as ordinary income or as “qualified dividend income.” Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower tax rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives with respect to stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For dividends to be taxed as qualified dividend income to a non-corporate shareholder of a Fund, the Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of the Fund’s Shares. Holding periods may be suspended for these purposes for stock that is hedged. The Funds’ trading strategies may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

•
Distributions from a Fund’s short-term capital gains are generally taxable as ordinary income. Distributions from a Fund’s net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your Shares. For non-corporate shareholders, long-term capital gains are generally taxable at rates of up to 20% (lower rates apply to individuals in lower tax brackets).

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations. The Funds’ trading strategies may significantly limit their ability to distribute dividends eligible for the dividends-received deduction for corporations.

•
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year payable to shareholders of record in such a month may be taxable to you in the previous year.

•
If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce your cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. After your cost basis in Shares has been reduced to zero, any distribution in excess of earnings and profits will be treated as gain from the sale of your Shares.

•
Each Fund in which you invest will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

•
If you hold your Shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Tax Status of Share Transactions. Each sale of Fund Shares or redemption of Creation Units will generally be a taxable event. Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as short-term gain or loss. Any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent distributions of net capital gain were paid (or treated as paid) with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61 day period beginning 30 days before and ending 30 days after the disposition of that Fund’s Shares.

A person who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received.

Non-U.S. Investors. If you are a nonresident alien individual or a foreign corporation, partnership, trust or estate, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Gains realized by nonresident alien individuals from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates (currently 28%) and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding will not be applied to payments that have been subject to the 30% (or lower applicable treaty rate) withholding tax on shareholders who are nonresident alien individuals or foreign corporations, partnerships, trusts or estates.

If you are a foreign entity, you may be subject to a 30% withholding tax on Fund distributions payable after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable after December 31, 2016 unless you comply with applicable requirements with respect to persons investing in or holding accounts with you.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s Prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Premium/Discount Information

Information regarding the number of days each Fund’s market price was at a discount or a premium to its NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year, are provided, free of charge, on the Funds’ web site at www.us.horizonsetfs.com.

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help investors understand each Fund’s financial performance for the fiscal period June 24, 2013 (commencement of operations) through April 30, 2014, with respect to the Horizons S&P 500® Covered Call ETF, and for the fiscal period November 18, 2013 (commencement of operations) through April 30, 2014, with respect to the Horizons S&P Financial Select Sector Covered Call ETF. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of each Fund, assuming reinvestment of all dividends and distributions. The Funds’ financial statements as of April 30, 2014, together with the report thereon of KPMG LLP, are included in the Trust’s annual report, as filed with the SEC on July 3, 2014, and are hereby incorporated by reference into this prospectus. The annual report is also available upon request and without charge by calling 1-855-496-3837 or by visiting the Trust’s website at www.us.horizonsetfs.com.

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distri-butions	Net Asset Value, End of Period	Total Return(a),(b)	Total return at market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)
Horizons S&P 500® Covered Call ETF
June 24, 2013(e) through April 30, 2014	$40.00	0.52	5.66	6.18	(0.64)	(0.69)	(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

Horizons S&P Financial Select Sector Covered Call ETF
November 18, 2013(e) through April 30, 2014	$40.00	0.19	1.25	1.44	(0.54)	—	(0.54)	$40.90	3.61%	3.68%	0.70%	1.03%	$4,090	5%

(a)	Not annualized for periods less than one year.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Commencement of operations.

EXCHANGE TRADED CONCEPTS TRUST II

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about a Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In a Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about a Fund or to make other inquiries, please contact us as follows:

Call:	1-855-HZNETFS (1-855-496-3837)
Monday through Friday
8:30 a.m. to 5:00 p.m. (Eastern Time)

Write:	Exchange Traded Concepts Trust II
2545 South Kelly Avenue, Suite C
Edmond, Oklahoma 73013

Visit:  www.us.horizonsetfs.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.

The Trust’s Investment Company Act file number: 811-22700

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